Organization and Principal Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Jun. 11, 2025
Organization and Principal Activities [Abstract]
Date of incorporation	Apr. 12, 2007
Cash consideration		$ 1